Capital Lease (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Jul. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2016 USD ($)
Carrying amount of leased assets sold				¥ 91,959
Cash consideration for leased assets sold				90,000
Sale Leaseback Transaction, Net Book Value, Total					¥ 196,820		¥ 287,945			$ 28,348
Sale Leaseback Transaction, Net Proceeds, Investing Activities, Total					¥ 0	$ 0	0	¥ 83,266
Sale Leaseback Transaction, Impairment Charges of Assets Leased							11,657
Sale Leaseback Transaction, Unamortized Deferred Expenses Incurred							18,786
Yingli Beijing [Member]
Contract term	6 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets									¥ 3,971
Sale Leaseback Transaction, Net Book Value, Total	¥ 19,804
Sale Leaseback Transaction, Net Proceeds, Investing Activities, Total	¥ 29,096
Yingli Group [Member]
Carrying amount of leased assets sold		¥ 109,193	¥ 99,321						102,971
Cash consideration for leased assets sold		¥ 83,000	¥ 100,000						¥ 99,000
Remaining useful lives of leased equipment									25 years
Remaining minimum useful lives of leased equipment		2 years	8 years
Remaining maximum useful lives of leased equipment		7 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets		¥ 26,193	¥ 679	¥ 1,959
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification.	In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification.
Finance Lease Impairment Loss					¥ 4,664	$ 672
Yingli Group [Member] | PV Module [Member]
Capital lease machinery and equipment carrying amount							¥ 220,891
Yingli Group [Member] | Solar Power Generation Equipment [Member]
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.	In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.
Lixian Yingli Company Limited [Member]
Capital lease machinery and equipment carrying amount					¥ 19,330
Payable related to capital lease contract					¥ 93,843
Description of Contract And Interest Rate Extended					In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.	In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement.
Hanneng Guangping [Member]
Contract term							10 years
Hanneng Guangping [Member] | PV Module [Member]
Sale Leaseback Transaction, Net Book Value, Total							¥ 220,891
Hanneng Guangping [Member] | PV Equipment [Member]
Capital lease machinery and equipment carrying amount							¥ 117,590